As filed with the Securities and Exchange Commission on December 6, 2013

Registration Nos. 33-29180

and 811-05823

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 46

AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 48

DOMINI SOCIAL INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

532 Broadway, 9th Floor, New York, New York 10012

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Amy Domini Thornton

Domini Social Investments LLC

532 Broadway, 9th Floor

New York, New York 10012

(Name and Address of Agent for Service)

Copy To:

Roger P. Joseph, Esq.

Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

It is requested that this filing become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York on the 6th day of December, 2013.

DOMINI SOCIAL INVESTMENT TRUST
on behalf of its series: Domini Social Equity Fund Domini Social Bond Fund Domini International Social Equity Fund

By:	/s/ Amy L. Thornton
Amy L. Thornton President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated below on December 6, 2013.

Signature	Title

/s/ Amy L. Thornton	President (Principal Executive Officer) and Trustee of Domini Social Investment Trust
Amy L. Thornton

/s/ Carole M. Laible Carole M. Laible	Treasurer (Principal Accounting and Financial Officer) and Vice President of Domini Social Investment Trust

Kirsten S. Moy*	Trustee of Domini Social Investment Trust
Kirsten S. Moy

Gregory A. Ratliff*	Trustee of Domini Social Investment Trust
Gregory A. Ratliff

John L. Shields*	Trustee of Domini Social Investment Trust
John L. Shields

*By: /s/ Amy L. Thornton
Amy L. Thornton Executed by Amy L. Thornton on behalf of those indicated pursuant to Powers of Attorney dated July 26, 2013.

INDEX TO EXHIBITS

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

EX – 101.INS	XBRL Instance Document
EX – 101.SCH	XBRL Taxonomy Extension Schema Document
EX – 101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX –101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX –101.LAB	XBRL Taxonomy Labels Linkbase
EX –101.PRE	XBRL Taxonomy Presentation Linkbase